Revenue From Contracts With Customer (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total revenues	$ 44,172		$ 51,467
Subscriptions [Member]
Total revenues	39,511		39,511
Advertisements [Member]
Total revenues	4,323		4,323
Software Licenses, Net [Member]
Total revenues			7,295
Software Licenses, Net [Member] | Nexway eCommerce Solutions [Member]
Total revenues			7,295
Other [Member]
Total revenues	$ 338		$ 338